Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Use of Estimates
a.	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The reported amounts of revenues and expenses during the reporting period may be affected by the estimates and assumptions management is required to make.  Estimates that are critical to the accompanying consolidated financial statements relate principally to depreciation and recoverability of long lived assets.  The markets for the Company’s products are characterized by intense price competition, rapid technological development, evolving standards and short product life cycles; all of which could impact the future realization of its assets. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period that they are determined to be necessary.  It is at least reasonably possible that management’s estimates could change in the near term with respect to these matters.

Financial Statements in U.S. dollars
b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (hereinafter: "dollar"); thus, the dollar is the functional currency of the Company.

The Company's transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

Consolidation
c.	Consolidation:
Inter-company transactions and balances, including profits from inter-company sales not yet realized outside the group, have been eliminated in consolidation.
Cash and cash equivalents
d.	Cash and cash equivalents:
The Company considers all highly liquid investments originally purchased with maturities of three months or less at the date acquired to be cash equivalents.
Short-term bank deposits
e.	Short-term bank deposits:

The Company classifies bank deposits with maturities of more than three months and less than one year as short-term deposits. Short-term deposits are presented at cost, including accrued interest.

Inventory
f.	Inventory:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow moving items. Cost is determined using the "first-in, first-out" method. Inventories are composed of the food products.

Property and equipment
g.	Property and equipment:

Property and equipment are stated at cost net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Minibars and production equipment	10
Computers and electronic equipment	15 – 33
Office furniture and equipment	7

Other assets
h.	Other assets:

1.	Intangible assets - Intellectual properties registered in several countries worldwide are capitalized and are amortized over the life span of the asset (twenty years).

2.	Deferred expenses represent loan acquisition costs arising from the long-term loan originated in 2005 and convertible notes payable issued in 2007 and 2006. See Note 7c (1).

Impairment of long-lived assets
i.	Impairment of long-lived assets:

The Company's long-lived assets and certain identifiable intangibles are reviewed and evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2012, management believes that all of the Company’s long-lived assets are recoverable.

Revenue Recognition, Accounts Receivable and Allowance for Doubtful Accounts
j.	Revenue Recognition, Accounts Receivable and Allowance for Doubtful Accounts:

Revenues from minibars operation and product sales derived from outsource activity (minibar's content) under the exclusive long-term revenue sharing agreements with hotels, net of the hotel’s portion and/or other participation of, or payments due from the hotel, are recognized when delivery has occurred, persuasive evidence of an arrangement exists, the vendor’s fee is fixed or determinable and collectability is probable.

Revenues from rental of minibars are recognized over the lease term.

Revenues from sales of minibars are recognized in accordance with compliance with the conditions as abovementioned.

Sales of minibars that are classified as refinancing arrangements are shown as a long-term loan to be repaid.

The Company’s payment terms are normally net 15 to 30 days from invoicing. The Company evaluates its allowance for doubtful accounts on a regular basis through periodic reviews of the collectability of the receivables in light of historical experience, adverse situations that may affect its customers’ ability to repay, and prevailing economic conditions.  This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

The Company performs ongoing credit evaluations of its customers and generally does not require collateral because (1) management believes it has certain collection measures in-place to limit the potential for significant losses, and (2) the nature of customers comprising the Company’s customer base. Accounts receivable are determined to be past due based on how recently payments have been received and bad debts are charged in the form of an allowance account in the period the receivables are deemed uncollectible.  Receivables are written off when the Company abandons its collection efforts.

To date, the Company has not experienced any material losses. An allowance for doubtful accounts is provided with respect to those amounts that the Company has determined to be doubtful of collection. No allowance was deemed necessary as of December 31, 2012 and 2011.

Research and Development costs
k.	Research and Development costs:

Research and Development costs are charged to the statement of operations as incurred.

Costs and acquisitions related to pre-production, production support, tools and molds are charged to property and equipment.

Income taxes
l.	Income taxes:

The Company accounts for income taxes using the asset and liability method whereby deferred tax assets and liability account balances are determined based on differences between financial statement carrying values of existing assets and liabilities and their respective income tax bases. Deferred tax assets (temporary differences), liabilities and losses carried forward are measured using the enacted tax rates and laws that will be in effect when the temporary differences are expected to reverse. The Company provides a valuation allowance, if necessary to reduce the amount of deferred tax assets to their estimated realizable value.

Severance pay
m.	Severance pay:
The Company's liability for severance pay is calculated pursuant to the local law applicable in certain countries where the Company operates.
Concentrations of Credit Risk and Fair Value of Financial Instruments
n.	Concentration of Credit Risk and Fair Value of Financial Instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term bank deposits, trade receivables, other accounts receivable,  trade payables, other accounts payable and notes payable to shareholders and others.

In view of their short term nature, the fair value of the financial instruments included in working capital of the Company is usually identical, or close, to their carrying values. The fair values of long-term notes payable also approximates their carrying values, since such notes bear interest at rates that management believes is approximately the same as prevailing market rates.

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and trade receivables. The majority of the Company's cash and cash equivalents are invested in interest bearing NIS and U.S. dollar-linked instruments with major Israeli, U.S. bank.

Management believes that minimal credit risk exists with respect to these investments. Trade receivables potentially expose the company to credit risk.

The Company has no off-balance sheet concentration of credit risk, such as foreign exchange contracts or other foreign currency hedging arrangements.

The Company monitors the amount of credit it allows  each of its customers' using the customers prior payment history to determine how much credit it will aloe or whether any credit should be given at all. As a result of its monitoring of the outstanding credit allowed for each customer, as well as the fact that the majority of the Company's sales are to customers whose satisfactory credit and payment record has been established over a long period of time, the company believes that its account receivable credit risk has been reduced. However the company acknowledges that as of the date these financial statements the poor economic climate globally, has increased the chances of customers and financial institutions defaulting on their obligations.

Basic and Diluted Net Income (Loss) per Share
o.	Basic and Diluted Net Income (Loss) per Share:

Basic net income (loss) per share is computed based on the weighted average number of common shares outstanding during each year. Diluted loss per share is computed based on the weighted average number of common shares outstanding during each year and include the dilutive potential common shares considered outstanding during the year.

Exchange rates
p.	Exchange rates:

Exchange and linkage differences are charged or credited to operations as incurred.

Exchange rates and the Consumer Price Index ("CPI"):

	December 31,
	2012	2011
New Israeli Shekel (NIS)	$0.268	$0.262
Euro (EU)	$1.318	$1.292
Australian Dollar (AU$)	$1.037	$1.015
Pound Sterling (GBP)	$1.617	$1.542
Consumer Price Index ("CPI"):	122.12	120.38

	Year Ended December 31,
Change in Rate of Exchange and the Consumer Price Index ("CPI"):	2012	2011
NIS	2.3%	(7.1%)
EU	2.0%	(3.2%)
AU$	2.2%	(0.3%)
GBP	4.9%	(0.4%)
Change in subsequent ( "CPI")	1.44%	2.17%

Selling and Marketing Costs
q.	Selling and Marketing Costs:
Selling and marketing costs are charged to the statements of operations as incurred.
Implementation of new accounting Standards
r.	Implementation of new accounting Standards:

In June 2011, the FASB issued guidance on presentation of "other comprehensive income". The new guidance require companies to present the components of net income and other comprehensive income either as one continuous statement or as two consecutive statements. It eliminates the option to present components of other comprehensive income as part of  the statement of change shareholders' equity. The standard does not change the items that must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This standard is effective for the Company as of  January 1, 2012. Because this ASU impacts presentation only, it has no effect on the Company's financial condition, results of operation, or cashflows.